UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lucrum Capital LLC
Address: One Sansome Street - Suite 3908
         San Francisco, CA  94104

13F File Number:  028-12891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ben Hovermale
Title:     Principal
Phone:     415.288.2125

Signature, Place, and Date of Signing:

      /s/  Ben Hovermale     San Francisco, CA     November 16, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $24,511 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE DATA SYSTEMS CORP     COM              018581108     1222    20000 SH       SOLE                    20000        0        0
AMERICAN MED SYS HLDGS INC     COM              02744M108      423    25000 SH       SOLE                    25000        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105      927    35000 SH       SOLE                    35000        0        0
CAPITALSOURCE INC              COM              14055X102      434   100000 SH       SOLE                   100000        0        0
CHILDRENS PL RETAIL STORES I   COM              168905107      899    30000 SH       SOLE                    30000        0        0
DIEDRICH COFFEE INC            COM NEW          253675201      241    10000 SH       SOLE                    10000        0        0
DTS INC                        COM              23335C101      411    15000 SH       SOLE                    15000        0        0
ENDWAVE CORP                   COM NEW          29264A206       63    19800 SH       SOLE                    19800        0        0
EPIQ SYS INC                   COM              26882D109      290    20000 SH       SOLE                    20000        0        0
EXPRESS SCRIPTS INC            COM              302182100     1552    20000 SH       SOLE                    20000        0        0
GAMESTOP CORP NEW              CL A             36467W109      927    35000 SH       SOLE                    35000        0        0
HANSEN NAT CORP                COM              411310105      919    25000 SH       SOLE                    25000        0        0
I D SYSTEMS INC                COM              449489103      893   225000 SH       SOLE                   225000        0        0
INTERACTIVE INTELLIGENCE INC   COM              45839M103      956    50000 SH       SOLE                    50000        0        0
INVERNESS MED INNOVATIONS IN   COM              46126P106      581    15000 SH       SOLE                    15000        0        0
K12 INC                        COM              48273U102      281    17000 SH       SOLE                    17000        0        0
LEGG MASON INC                 COM              524901105      478    15400 SH       SOLE                    15400        0        0
LOWES COS INC                  COM              548661107      628    30000 SH       SOLE                    30000        0        0
MCKESSON CORP                  COM              58155Q103     1191    20000 SH       SOLE                    20000        0        0
MEDASSETS INC                  COM              584045108      497    22000 SH       SOLE                    22000        0        0
MICRONETICS INC DEL            COM              595125105      533   155000 SH       SOLE                   155000        0        0
MYLAN INC                      COM              628530107      640    40000 SH       SOLE                    40000        0        0
MYRIAD GENETICS INC            COM              62855J104      384    14000 SH       SOLE                    14000        0        0
NAVIGANT CONSULTING INC        COM              63935N107      675    50000 SH       SOLE                    50000        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206      629    30000 SH       SOLE                    30000        0        0
NUMEREX CORP PA                CL A             67053A102     1606   348363 SH       SOLE                   348363        0        0
NVIDIA CORP                    COM              67066G104      451    30000 SH       SOLE                    30000        0        0
OFFICEMAX INC DEL              COM              67622P101      755    60000 SH       SOLE                    60000        0        0
PHASE FORWARD INC              COM              71721R406      744    53000 SH       SOLE                    53000        0        0
PROSHARES TR                   PSHS REAL ESTAT  74347R552       97    10000 SH       SOLE                    10000        0        0
SAFEWAY INC                    COM NEW          786514208      789    40000 SH       SOLE                    40000        0        0
SKECHERS U S A INC             CL A             830566105      857    50000 SH       SOLE                    50000        0        0
SMARTHEAT INC                  COM              83172F104      962    81000 SH       SOLE                    81000        0        0
SMITH MICRO SOFTWARE INC       COM              832154108      927    75000 SH       SOLE                    75000        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100      649    30000 SH       SOLE                    30000        0        0